Leases	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Leases
Leases

4. Leases

On January 25, 2023, as part of the separation agreement with NextPlay Technologies Inc., the Company assumed control of a lease arrangement for office space in Florida.

The following summarizes the right-of-use asset and lease information about the Company’s operating lease as of November 30, 2023:

Period ended November 30	2023
Lease cost
Operating lease cost	$18,697
Amortization of right of use asset	74,848
Total lease cost	93,545

Other information
Cash paid from operating cash flows from operating leases	$0
Right-of-use assets	906,957

Weighted average remaining lease term - operating lease (years)	4.8
Weighted average discount rate - operating lease	9.18%

Future minimum lease payments under the operating lease liability has the following non-cancellable lease payments at November 30, 2023:

Future minimum lease payments under operating leases
Year ended February 28,
2024	$228,801
2025	233,365
2026	238,056
2027	242,874
2028	247,818
Thereafter	105,397
1,296,311
Less: Imputed interest	(282,397)
Operating lease liability	1,013,914
Operating lease liability - Current	260,128
Operating lease liability - Non-current	$753,786

As of November 30, 2023, the Company is in payment default on their operating lease cost to a total of $209,365 which is included in the current portion of operating lease liability.

4. Leases

On January 25, 2023, as part of the separation agreement with NextPlay Technologies Inc., the Company assumed control of a lease arrangement for office space in Florida.

The following summarizes the right-of-use asset and lease information about the Company’s operating lease as of February 28, 2023:

Year ended February 28	2023
Lease cost
Operating Lease Cost	$12,168
Amortization of right of use asset	7,756
Total lease cost	19,924
Cash paid from operating cash flows from operating leases	$0
Right-of-use assets	1,020,443

Weighted average remaining lease term - operating lease (years)	5.42
Weighted average discount rate - operating lease	9.18%

Future minimum lease payments under the operating lease liability has the following non-cancellable lease payments at February 28, 2023:

Future minimum lease payments under operating leases
Year ended February 28,
2024	$228,801
2025	233,365
2026	238,056
2027	242,874
2028	247,818
Thereafter	105,397
1,296,311
Less: Imputed interest	(282,397)
Operating lease liability	1,013,914
Operating lease liability - Current	149,339
Operating lease liability - Non-current	$864,575